Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Stockpile	$ 26.9	$ 52.4
Finished goods	81.6	61.3
Materials and supplies	88.9	93.6
Current Inventories	197.4	207.3
Non-current
Stockpile	2.2	9.6
Low grade stockpile	5.5	5.8
Materials and supplies	8.9	9.0
Non current Inventories	16.6	24.4
Total Inventories	$ 214.0	$ 231.7